Going Concern	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 3 – Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has experienced recurring losses since its inception. The Company incurred a net loss of approximately $1,759,000 for the year ended December 31, 2020 and had an accumulated deficit of approximately $27,444,000 and a shareholders’ deficit of approximately $1,334,000 as of December 31, 2020. Since inception, the Company has financed its activities principally through debt and equity financing, advance payments from customers and revenues from completed contracts. Management expects to incur additional losses and cash outflows in the foreseeable future in connection with its operating activities.

The Company is subject to a number of risks similar to those of other similar stage and situated companies, including general economic conditions, its customers’ operations and prospects for and ability to obtain project financing, and market and business disruptions, that include the outbreak of COVID-19, dependence on key individuals, successful development, marketing and branding of products; uncertainty of product development and generation of revenues; dependence on outside sources of financing; risks associated with research, development; dependence on third-party suppliers and collaborators; protection of intellectual property; and competition with larger, better-capitalized companies. Ultimately, the attainment of profitable operations is dependent on future events, including obtaining adequate financing to fulfill its development activities and generating a level of revenues adequate to support the Company’s cost structure.

Surna Inc.

Notes to Consolidated Financial Statements

There can be no assurance that the Company will be able to raise debt or equity financing in sufficient amounts, when and if needed, on acceptable terms or at all. The Company’s ability to raise equity capital is also limited by the Company’s stock price, and any such issuance could be highly dilutive to existing shareholders.

The Company’s 2020 revenue of approximately $8,514,000 which represents a decrease of 44% over the prior year. The Company’s revenue recognition on contracts continues to be unpredictable and inconsistent quarter-over-quarter, and the Company has incurred, and expects to incur, additional operating expenses to support such growth. The Company generated approximately $818,000 in cash flow from operating activities in 2020. However, as a result of the Company’s growth and its efforts to expand and upgrade its products, the Company’s working capital deficit as of December 31, 2020 was approximately $2,220,000, compared to approximately $1,437,000 as of December 31, 2019.

The Company also will be affected by constraints on the availability of capital to its customers and prospects who have commenced, or are contemplating, new or expanded cultivation facilities and the overall impact of the COVID-19 pandemic. The extent to which COVID-19 will impact the Company’s business and financial results will depend on future developments, which are uncertain and cannot be predicted. See Note 16. The duration and likelihood of operational success going forward resulting from the fiscal year 2020 measures of adjusting the workforce reductions and cost-cutting measures are uncertain. If these actions do not meet management’s expectations, or additional capital is not available, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. Other factors that will impact the Company’s ability to continue operations include the market demand for the Company’s products and services, the ability to service its customers and prospects, potential contract cancellations, project scope reductions and project delays, the Company’s ability to fulfill its backlog, the management of working capital, and the continuation of normal payment terms and conditions for purchase of the Company’s products. The Company believes its cash balances and cash flow from operations will be insufficient to fund its operations for the next twelve months. If the Company is unable to increase revenues, or otherwise generate cash flows from operations, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date the financial statements are issued. These consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.